Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gains (losses) on change in fair value of derivatives [Line Items]
Fair Value Gain (Loss) Through Earnings	$ (108)	$ 32
Fair Value Gain (Loss) Through Equity	(16)	(4)
Embedded derivatives [member]
Gains (losses) on change in fair value of derivatives [Line Items]
Fair Value Gain (Loss) Through Earnings	(169)	10
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [Line Items]
Fair Value Gain (Loss) Through Earnings	(34)	(23)
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [Line Items]
Fair Value Gain (Loss) Through Earnings	94	46
Fair Value Gain (Loss) Through Equity	(16)	(4)
Forward interest rate swaps - cash flow hedges [member]
Gains (losses) on change in fair value of derivatives [Line Items]
Fair Value Gain (Loss) Through Earnings	$ 1	$ (1)